Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense (benefit) - U.S. operations									$ 380	$ 380	$ (208)
Income before income tax expense - foreign operations									15	17	12
Income (loss) before income tax expense (benefit)	$ 177	$ 105	$ 67	$ 46	$ 38	$ 46	$ 49	$ 264	395	397	(196)
Current:
Federal									190	210	80
Foreign									2	1	1
State									8	21	5
Total current									200	232	86
Deferred:
Federal									34	(92)	(192)
Foreign									0	5	0
State									9	(18)	(16)
Total deferred									43	(105)	(208)
Provision for (benefit from) income taxes	161	$ 44	$ 20	18	0	$ 16	$ 20	91	243	127	(122)
Foreign income tax expense, threshold for disclosure									$ 1	$ 1	$ 1
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate									35.00%	35.00%	35.00%
Impact of Tax Act									21.69%	0.00%	0.00%
State income taxes, net of federal									2.63%	0.48%	7.62%
Return to provision adjustment									0.81%	0.26%	0.89%
Excess tax benefit on share-based compensation									0.33%	(0.18%)	0.00%
Non-controlling interests									0.00%	(2.49%)	22.87%
Tax impact of United Kingdom subsidiary liquidation									0.00%	(0.54%)	0.00%
Nondeductible compensation									0.00%	0.00%	(2.78%)
Other, net									1.09%	(0.66%)	(1.14%)
Effective income tax rate									61.55%	31.87%	62.46%
Reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation
Balance at beginning of year				$ 16				$ 15	$ 16	$ 15	$ 4
Increases in tax positions for current years									1	2	10
Lapse in statute of limitations									(2)	(1)	0
Increases in tax positions for prior years									0	0	4
Decreases in tax positions for prior years									0	0	(2)
Settlements with tax authorities									0	0	(1)
Balance at end of year	$ 15				$ 16				$ 15	$ 16	$ 15